OPERATING SEGMENTS - Segment Revenues (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 16,828	$ 14,470	$ 14,127	$ 12,675	$ 15,679	$ 14,230	$ 13,799	$ 12,761	$ 58,100	$ 56,469	$ 58,025
Aerospace
Segment Reporting Information [Line Items]
Total revenues									25,390	20,274	20,597
Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									12,896	15,559	15,523
Power
Segment Reporting Information [Line Items]
Total revenues									15,995	16,558	17,237
Operating segments
Segment Reporting Information [Line Items]
Total revenues									55,289	53,910	55,297
Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									26,050	21,310	22,042
Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									12,977	15,697	15,666
Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									16,262	16,903	17,589
Corporate
Segment Reporting Information [Line Items]
Total revenues									2,812	2,559	2,728
Commercial Engines & Services | Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									18,665	14,360	14,479
Military | Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									4,410	4,136	4,572
Systems & Other | Operating segments | Aerospace
Segment Reporting Information [Line Items]
Total revenues									2,975	2,814	2,991
Onshore Wind | Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									8,373	11,026	10,881
Grid Solutions equipment and services | Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									3,086	3,207	3,585
Hydro, Offshore Wind and Hybrid Solutions | Operating segments | Renewable Energy
Segment Reporting Information [Line Items]
Total revenues									1,518	1,464	1,200
Gas Power | Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									12,072	12,080	12,655
Steam Power | Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									2,643	3,241	3,557
Power Conversion, Nuclear and other | Operating segments | Power
Segment Reporting Information [Line Items]
Total revenues									$ 1,547	$ 1,582	$ 1,378